SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	Jun. 30, 2025
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years